Annual Operating Expenses {- Fidelity Advisor® Global Capital Appreciation Fund} - 10.31 Fidelity Advisor Global Capital Appreciation Fund - AMCI PRO-13 - Fidelity Advisor® Global Capital Appreciation Fund
Dec. 30, 2021
Fidelity Advisor Global Capital Appreciation Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual operating expenses	1.15%
Fidelity Advisor Global Capital Appreciation Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.39%
Total annual operating expenses	1.41%
Fidelity Advisor Global Capital Appreciation Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.40%
Total annual operating expenses	1.92%
Fidelity Advisor Global Capital Appreciation Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.30%
Total annual operating expenses	0.82%